Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Sales and revenues
Sales of manufactured products, net	$ 12,527	$ 13,441	$ 11,648
Finance revenues	168	200	219
Sales and revenues, net	12,695	13,641	11,867
Costs and expenses
Costs of products sold	11,401	10,937	9,458
Restructuring charges (benefits)	107	82	(15)
Impairment of property and equipment and intangible assets	16	13	0
Selling, general and administrative expenses	1,419	1,407	1,381
Engineering and product development costs	532	520	455
Interest expense	259	247	253
Other expense (income), net	43	(71)	(53)
Total costs and expenses	13,777	13,135	11,479
Equity in loss of non-consolidated affiliates	(29)	(71)	(50)
Income (loss) from continuing operations before income taxes	(1,111)	435	338
Income tax benefit (expense)	(1,780)	1,417	(23)
Income (loss) from continuing operations	(2,891)	1,852	315
Loss from discontinued operations, net of tax	(71)	(74)	(48)
Net income (loss)	(2,962)	1,778	267
Less: Net income attributable to non-controlling interests	48	55	44
Net income (loss)	(3,010)	1,723	223
Amounts attributable to Navistar International Corporation common shareholders:
Income (loss) from continuing operations, net of tax	(2,939)	1,797	271
Loss from discontinued operations, net of tax	(71)	(74)	(48)
Net income (loss)	$ (3,010)	$ 1,723	$ 223
Income (loss) per share, Basic:
Continuing operations (in dollars per share)	$ (42.53)	$ 24.68	$ 3.78
Discontinued operations (in dollars per share)	$ (1.03)	$ (1.02)	$ (0.67)
Income (loss) per share (in dollars per share)	$ (43.56)	$ 23.66	$ 3.11
Income (loss) per share, Diluted
Continuing operations (in dollars per share)	$ (42.53)	$ 23.61	$ 3.70
Discontinued operations (in dollars per share)	$ (1.03)	$ (0.97)	$ (0.65)
Income (loss) per share (in dollars per share)	$ (43.56)	$ 22.64	$ 3.05
Weighted average shares outstanding:
Basic (in shares)	69.1	72.8	71.7
Diluted (in shares)	69.1	76.1	73.2